September 27, 2019

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Listed Funds Trust (File Nos. 333-215588 and 811-23226) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Listed Funds Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the reorganization of the Cambria Core Equity ETF (the “Target Fund”), a series of Cambria ETF Trust, into the Core Alternative ETF (the “Acquiring Fund”), a newly created series of the Trust. Pursuant to the Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.
If you have any questions, please do not hesitate to contact me at 202.373.6101.
Sincerely,

/s/ Laura E. Flores
Laura E. Flores